Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings per share [abstract]
Net income attributable to equity shareholders of the Company	$ 248	$ 177	$ 686	$ 465
Basic weighted average ordinary shares outstanding (in shares)	555	552	555	554
Effect of potentially dilutive shares from employee equity plans (in shares)	4	3	2	3
Diluted weighted average ordinary shares outstanding (in shares)	559	555	557	557
Total basic and diluted EPS attributable to equity shareholders, basic (in USD per share)	$ 0.45	$ 0.32	$ 1.24	$ 0.84
Total basic and diluted EPS attributable to equity shareholders, diluted (in USD per share)	$ 0.44	$ 0.32	$ 1.23	$ 0.83